Contingencies and Other Risks	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Contingencies and Other Risks	CONTINGENCIES AND OTHER RISKS
At December 31, 2021, the Company had the following outstanding matters:
(a)Legal
The Company is a defendant in various lawsuits and legal actions for alleged fines, labour related and other matters in the jurisdictions in which it operates. Management regularly reviews these lawsuits and legal actions with outside counsel to assess the likelihood that the Company will ultimately incur a material cash outflow to settle a claim. To the extent management believes it is probable that a cash outflow will be incurred to settle a claim, a provision for the estimated settlement amount is recognized. At December 31, 2021, the Company recognized a provision of $11.6 million (2020 – $13.2 million) for legal matters which is included in other non-current liabilities.
(b)Tax
The Company is contesting federal income and municipal VAT assessments in Brazil. Brazilian courts often require a taxpayer to post cash or a guarantee for the disputed amount before hearing a case. It can take up to five years to complete an appeals process and receive a final verdict. At December 31, 2021, the Company recognized restricted cash of $4.6 million (2020 – $1.2 million) in relation to insurance bonds for tax assessments in the appeals process. The Company may be required to post additional security in the future, by way of cash, insurance bonds or equipment pledges, with respect to certain federal income and municipal tax assessments being contested, the amounts and timing of which are uncertain. The Company and its advisor believe the federal income and municipal tax assessments under appeal are wholly without merit and it is not probable that a cash outflow will occur. Accordingly, no provision has been recognized with respect to these matters.
(c)Environmental
A historic rain event caused widespread flooding in the Aurizona region in late March 2021 and a fresh water pond on the Aurizona site overflowed during the rain event. The tailings facility and other infrastructure at the Aurizona site remained operational. The Company received notices from the local state government of environmental infractions related to turbidity in the local water supply at Aurizona with associated fines totaling $9.2 million. In addition to the fines, a pubic civil action has been filed against the Company by the State prosecutor claiming various damages as a result of the rain event. The Company and its advisors believe the fines and public civil action are without merit and it is not probable that a cash outflow will occur. Accordingly, no amount has been recognized in relation to the fines.
(d)COVID-19
In March 2020, the COVID-19 outbreak was declared a global pandemic by the World Health Organization. The pandemic and efforts to contain it have significantly impacted the global economy, including commodity prices, and disrupted global supply chains and capital markets. The Company has implemented preventative measures at each of its sites and corporate office in collaboration with the Company's employees, contractors, host communities and governments to limit the exposure to and spread of COVID-19. The Company's COVID-19 protocols include routine testing at all it sites, travel restrictions, limiting mine site access, physical distancing and other safety precautions and remote work policies where possible.
During the second quarter of 2020, the Company temporarily suspended operations at its mine in Mexico and certain of its mines in Brazil as a result of government-mandated restrictions and the mines were placed in care and maintenance. While the Company's operations continue to experience some effects from the COVID-19 pandemic, there has been no further government-mandated shut downs and the Company has not experienced any material sales or supply chain disruptions. To date, the effects of COVID-19 on the Company have included mine standby costs incurred during the temporary suspension of operations during the second quarter of 2020 and the subsequent ramp up of operations, incremental costs related to increased health and safety protocols and other COVID-19 related protocols and workforce participation. Additionally, in 2021, operations have experienced higher inflation on material inputs due to COVID-19 driven market conditions.
As the COVID-19 pandemic continues to evolve into 2022, the magnitude of its effects on the economy, and on the Company's operating plan, financial and operational performance is uncertain. It is possible that the COVID-19 pandemic could have a material adverse effect on the Company's future results and cash flows and result in write-downs of its non-current assets.
The above matters could have an adverse impact on the Company's financial performance, cash flows and results of operations if they are not resolved favorably.